Cover	Jan. 09, 2025
Document Information Line Items
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 09, 2025
Entity File Number	000-30415
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	2125 Butterfield Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Troy
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48084
City Area Code	248
Local Phone Number	452-9866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock Par Value [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Warrants To Purchase Shares [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase shares of CommonStock, par value $0.001 per share
Trading Symbol	ZIVOW